RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2018 vessel shares	Apr. 30, 2015 vessel	Dec. 31, 2020 vessel	Dec. 31, 2019 vessel	Dec. 31, 2017 vessel	Dec. 31, 2015 vessel	Jan. 31, 2019 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Number of vessels acquired					16
Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $								$ 200,000,000	$ 200,000,000
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back			1	1
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8	8	8		8
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued for consideration (in shares) | shares	2,000,000
Number of vessels acquired	1
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $							$ 124,400,000